Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Selling, General and Administrative Expenses

Note 22. Selling, General and Administrative Expenses

SG&A expenses comprise of costs incurred by the Company to support the business operations that are not directly attributable to the production of goods or services.

Years ended December 31,	2024	2023

Core SG&A1	$249	$249

Share-based compensation (Note 23)	29	6

Depreciation and amortization	47	46

Bad debt expense (recovery)	2	(8)

Total SG&A	$327	$293

[1] Core SG&A is primarily comprised of compensation, third-party services, and information technology expenses.